Research and Development incentives receivables	12 Months Ended
Dec. 31, 2018
Research and Development incentives receivables
Research and Development incentives receivables

15. Research and Development incentives receivables

The table below illustrates the R&D incentives receivables related captions in the balance sheet at December 31, 2018, 2017 and 2016:

	December 31,
	2018	2017	2016
	(Euro, in thousands)
Non-current R&D incentives receivables	€73,443	€64,001	€54,188
Current R&D incentives receivables	11,203	11,782	10,154
Total R&D incentives receivables	€84,646	€75,783	€64,342

The R&D incentives receivables are future expected refunds resulting from R&D incentives on research and development expenses in France and Belgium. Non-current R&D incentives receivables are reported at their net present value and are therefore discounted over the period until maturity date.

The table below provides detailed information on the maturity of the non-current R&D incentives receivables reported in our balance sheet at December 31, 2018.

Non-current R&D incentives receivables

	December 31, 2018 Maturity date
	2020	2021	2022	2023	2024-2028	Total
	(Euro, in thousands)
French non-current R&D incentives receivables - nominal value	€8,959	€9,674	€10,226			€28,859
French non-current R&D incentives receivables - discounted value	8,959	9,674	10,226			28,859
Belgian non-current R&D incentives receivables - nominal value	3,398	4,009	4,863	€6,663	€26,355	45,288
Belgian non-current R&D incentives receivables - discounted value	3,398	4,009	4,863	6,663	25,650	44,583
Total non-current R&D incentives receivables - nominal value	€12,358	€13,683	€15,089	€6,663	€26,355	€74,148
Total non-current R&D incentives receivables - discounted value	€12,358	€13,683	€15,089	€6,663	€25,650	€73,443